Restatement of Previously Issued Consolidated Financial Statements (Tables)	6 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Condensed Statement of Comprehensive Income

Condensed Statement of Comprehensive Income for the half year ended 31 December 2024

	As Previously Reported	Adjustment	As Restated
Loss on fair value of warrants	6,148,162	(4,558,000)	1,590,162
Loss before income tax	(14,378,454)	(4,558,000)	(18,936,454)
Loss after tax	(14,378,454)	(4,558,000)	(18,936,454)
Total loss for the year	(14,378,454)	(4,558,000)	(18,936,454)
Loss per share for the year	0.16	0.05	0.21
Basic loss per share	0.16	0.05	0.21

Schedule of Condensed Statement of Financial Position

Condensed Statement of Financial Position as of December 31, 2024

	As Previously Reported	Adjustment	As Restated
Warrants liability	39,758,952	(3,485,050)	36,273,902
Total current liabilities	57,699,311	(3,485,050)	54,214,261
Total liabilities	72,717,262	(3,485,050)	69,232,212
Net assets	73,614,406	3,485,000	77,099,456
Accumulated deficit	(171,106,936)	3,485,000	(167,621,886)
Total equity	73,614,406)	3,485,000	77,099,456